Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Interest-bearing loans and borrowings
Schedule of interest bearing loans and borrowings

		Repayment	2020	2019	2018
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	286	146	160
Other short-term borrowings excluding overdrafts			84	8	–
Bank collateral			288	71	384
Lease liabilities			192	188	–
1.95% Callable bond	US dollars	2019	–	–	999
2.375% Callable bond	US dollars	2020	–	1,597	–
0.25% Callable bond	euros	2021	614	–	–
0.875% Non-callable bond	euros	2021	919	–	–
Other loans (including commercial paper)		Within one year	3	–	211
Total			2,386	2,010	1,754
Non-current liabilities
Lease liabilities			489	487	–
2.375% Callable bond	US dollars	2020	–	–	1,594
0.25% Callable bond	euros	2021	–	559	570
0.875% Non-callable bond	euros	2021	–	837	854
Floating rate notes	US dollars	2022	250	250	250
2.375% Callable bond	US dollars	2022	996	996	994
7% Guaranteed debentures	US dollars	2023	339	335	325
Floating rate notes	US dollars	2023	400	400	400
3.5% Callable bond	US dollars	2023	847	846	845
0.75% Callable bond	euros	2024	1,102	1,003	1,022
3.375% Callable bond	US dollars	2025	1,985	1,983	1,980
0.7% Callable bond	US dollars	2026	1,192	–	–
3.125% Callable bond	US dollars	2027	744	743	743
1.25% Callable bond	euros	2028	973	885	903
4% Callable bond	US dollars	2029	993	992	992
1.375% Callable bond	US dollars	2030	1,291	–	–
5.75% Non-callable bond	pounds sterling	2031	475	457	443
6.45% Callable bond	US dollars	2037	2,722	2,721	2,721
4% Callable bond	US dollars	2042	988	987	987
4.375% Callable bond	US dollars	2045	980	980	979
4.375% Callable bond	US dollars	2048	737	737	736
2.125% Callable bond	US dollars	2050	486	–	–
Other loans	US dollars		5	19	21
Total			17,994	16,217	17,359
Total interest-bearing loans and borrowings[1,2]			20,380	18,227	19,113

1.	All loans and borrowings above are unsecured.
2.	The floating rate notes which will be repaid beyond 2021 are expected to be impacted by the change in LIBOR reference rates.

Schedule of reconciliation of interest bearing loans and borrowings

	Total	Total	Total
	loans and	loans and	loans and
	borrowings	borrowings	borrowings
	2020	2019	2018
	$m	$m	$m
At 1 January	18,227	19,113	17,807
Adoption of new accounting standards – Lease liabilities	–	720	–
Changes from financing cash flows
Issue of loans	2,968	500	2,971
Repayment of loans	(1,609)	(1,500)	(1,400)
Movement in short-term borrowings	288	(516)	(98)
Repayment of obligations under leases	(207)	(186)	–
Total changes in cash flows arising on financing activities	1,440	(1,702)	1,473
Movement in overdrafts	138	(13)	8
New lease liabilities	174	173	–
Exchange	363	(62)	(177)
Other movements	38	(2)	2
At 31 December	20,380	18,227	19,113

Schedule of comparison of carrying values and fair values of interest-bearing loans and borrowings

:

	Instruments in a		Instruments		Instruments		Total
	fair value hedge		designated		designated in	Amortised	carrying	Fair
	relationship	[1]	at fair value	[2]	cash flow hedge	cost	value	value
	$m		$m		$m	$m	$m	$m
2018
Overdrafts	–		–		–	160	160	160
Loans due within one year	–		–		–	1,594	1,594	1,587
Loans due after more than one year	346		325		2,495	14,193	17,359	17,841
Total at 31 December 2018	346		325		2,495	15,947	19,113	19,588
2019
Overdrafts	–		–		–	146	146	146
Lease liabilities due within one year	–		–		–	188	188	188
Lease liabilities due after more than one year	–		–		–	487	487	487
Loans due within one year	–		–		–	1,676	1,676	1,684
Loans due after more than one year	339		335		2,447	12,609	15,730	18,044
Total at 31 December 2019	339		335		2,447	15,106	18,227	20,549
2020
Overdrafts	–		–		–	286	286	286
Lease liabilities due within one year	–		–		–	192	192	192
Lease liabilities due after more than one year	–		–		–	489	489	489
Loans due within one year	371		–		614	923	1,908	1,922
Loans due after more than one year	–		339		2,075	15,091	17,505	20,936
Total at 31 December 2020	371		339		2,689	16,981	20,380	23,825

[1]

Instruments designated as hedged items in a fair value hedge relationship relate to a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond. The accumulated amount of fair value hedge adjustments to the bond is a loss of $44m.

[2]	Instruments designated at fair value through profit or loss include the US dollar 7% guaranteed debentures repayable in 2023.

Schedule of interest rates used to discount future cash flows for fair value adjustments

			2020			2019			2018
Loans and borrowings	(0.5)%	to	0.1%	(0.5)%	to	1.6%	(0.4)%	to	2.4%